Intangible assets (Tables)	12 Months Ended
Jun. 30, 2019
Intangible Assets [Abstract]
Schedule of intangible assets

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Balance as of June 30, 2017	5,730	7,962	1,595	5,160	2,634	2,271	25,352
Costs	5,730	8,127	2,018	9,558	8,172	3,838	37,443
Accumulated depreciation	-	(165)	(423)	(4,398)	(5,538)	(1,567)	(12,091)
Net book amount at June 30, 2017	5,730	7,962	1,595	5,160	2,634	2,271	25,352

Assets incorporated by business combination (i)	1,819	-	-	-	-	26	1,845
Currency translation adjustment	1,627	2,349	386	815	734	275	6,186
Transfers to trading properties	-	-	-	-	2	(28)	(26)
Deconsolidation (Note 4.(p))	(4,207)	(5,445)	-	(709)	(798)	(177)	(11,336)
Additions	2	-	-	5	1,006	160	1,173
Depreciation charge (i)	-	(79)	(151)	(1,691)	(960)	(725)	(3,606)
Balance as of June 30, 2018	4,971	4,787	1,830	3,580	2,618	1,802	19,588

	Goodwill business	Trademarks	Licenses	Customer relations	Information systems and software	Contracts and others	Total
Costs	4,971	5,083	6,800	10,774	4,894	4,725	37,247
Accumulated depreciation	-	(296)	(4,970)	(7,194)	(2,276)	(2,923)	(17,659)
Net book amount at June 30, 2018	4,971	4,787	1,830	3,580	2,618	1,802	19,588

Assets incorporated by business combination	-	-	-	-	22	-	22
Impairment	(129)	-	-	-	-	-	(129)
Currency translation adjustment	(132)	(140)	(68)	(218)	(61)	37	(582)
Transfers to trading properties	-	-	-	-	2	(2)	-
Additions	-	-	-	11	1,071	1,532	2,614
Disposals	-	-	-	-	(43)	-	(43)
Depreciation charge (i)	-	(87)	(151)	(1,168)	(913)	(947)	(3,266)
Balance as of June 30, 2019	4,710	4,560	1,611	2,205	2,696	2,422	18,204

Costs	4,710	4,943	6,732	10,567	5,885	6,292	39,129
Accumulated depreciation	-	(383)	(5,121)	(8,362)	(3,189)	(3,870)	(20,925)
Net book amount at June 30, 2019	4,710	4,560	1,611	2,205	2,696	2,422	18,204

(i)	Amortization charge was recognized in the amount of Ps. 736 and Ps. 776 under "Costs", in the amount of Ps. 1,585 and Ps. 880 under "General and administrative expenses" and Ps. 1,566 and Ps. 1,578 under "Selling expenses" as of June 30, 2019 and 2018, respectively in the Statements of Income (Note 26). In addition, a charge of Ps.370 was recognized under "Discontinued operations" as of June 30, 2018.

Summary of subsequent cash flows estimated based on the long-term growth rate
06.30.19
Net value of the CGU net of taxes	NIS 294
Value of the net operating assets of the telecommunications CGU of Israel (including brands and excluding goodwill)	NIS 3,668
Value of goodwill of the CGU	NIS 268
Annual discount rate after tax	8.5%
Long-term growth rate	1.5%
Long-term market share	25%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 55.50

Annual net discount rate after taxes	9.20%
ARPU (average monthly income per user) during the representative term (excludes income from international hosting and roaming)	NIS 53